Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

December 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 45.7%
Funds and Investment Trusts – 45.7%(a)
AB All Market Real Return Portfolio - Class Z(b)	16,806,689	$142,184,589
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	8,784,887	105,330,795
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	42,100,835	537,206,656
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	2,407,302	31,631,954
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	1,537,339	50,040,397

Total Investment Companies (cost $755,956,822)		866,394,391

COMMON STOCKS – 45.0%
Information Technology – 12.3%
Communications Equipment – 0.0%
NetScout Systems, Inc.(c)	9,040	247,877

Electronic Equipment, Instruments & Components – 0.6%
Arrow Electronics, Inc.(c)	4,350	423,255
Belden, Inc.	10,273	430,439
CDW Corp./DE	45,582	6,007,252
Cognex Corp.	15,620	1,254,052
IPG Photonics Corp.(c)	3,750	839,212
Littelfuse, Inc.	3,670	934,602
Novanta, Inc.(c)	6,440	761,337
Vishay Intertechnology, Inc.	20,020	414,614

		11,064,763

IT Services – 2.6%
Amdocs Ltd.	5,159	365,928
Automatic Data Processing, Inc.	37,641	6,632,344
Booz Allen Hamilton Holding Corp.	45,356	3,954,136
Genpact Ltd.	138,292	5,719,757
Jack Henry & Associates, Inc.	3,452	559,190
MongoDB, Inc.(c)	4,020	1,443,341
PayPal Holdings, Inc.(c)	38,062	8,914,120
Shift4 Payments, Inc. Class A(c)	6,558	494,473
Visa, Inc. - Class A	98,662	21,580,339

		49,663,628

Semiconductors & Semiconductor Equipment – 2.9%
Cree, Inc.(c)	7,020	743,418
Entegris, Inc.	14,398	1,383,648
Kulicke & Soffa Industries, Inc.	13,246	421,355
Lattice Semiconductor Corp.(c)	24,190	1,108,386
MaxLinear, Inc. - Class A(c)	8,682	331,565
MKS Instruments, Inc.	7,530	1,132,888
Monolithic Power Systems, Inc.	3,860	1,413,648
NVIDIA Corp.	14,198	7,414,196
NXP Semiconductors NV	58,609	9,319,417
ON Semiconductor Corp.(c)	28,990	948,843
QUALCOMM, Inc.	82,818	12,616,494
Texas Instruments, Inc.	62,797	10,306,872

Company	Shares	U.S. $ Value

Universal Display Corp.	5,952	$1,367,770
Xilinx, Inc.	41,729	5,915,920

		54,424,420

Software – 4.4%
Adobe, Inc.(c)	9,549	4,775,646
Anaplan, Inc.(c)	15,952	1,146,151
ANSYS, Inc.(c)	657	239,017
Avalara, Inc.(c)	7,362	1,213,920
Citrix Systems, Inc.	41,718	5,427,512
CommVault Systems, Inc.(c)	9,510	526,569
Coupa Software, Inc.(c)	2,600	881,166
Crowdstrike Holdings, Inc. - Class A(c)	1,710	362,212
Datadog, Inc. - Class A(c)	6,440	633,954
Fair Isaac Corp.(c)	2,410	1,231,606
HubSpot, Inc.(c)	3,435	1,361,771
Manhattan Associates, Inc.(c)	10,981	1,154,981
Microsoft Corp.(d)	225,740	50,209,091
Oracle Corp.(d)	112,770	7,295,091
RingCentral, Inc. - Class A(c)	1,970	746,571
Smartsheet, Inc. - Class A(c)	13,735	951,698
Varonis Systems, Inc.(c)	1,910	312,495
VMware, Inc. - Class A(c)	23,157	3,248,001
Zendesk, Inc.(c)	9,390	1,343,897

		83,061,349

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	251,239	33,336,903
Change Healthcare, Inc.(c)	36,270	676,436
NCR Corp.(c)	14,834	557,313

		34,570,652

		233,032,689

Health Care – 6.5%
Biotechnology – 1.1%
ADC Therapeutics SA(c)	9,312	298,077
Allogene Therapeutics, Inc.(c)	11,842	298,892
Arena Pharmaceuticals, Inc.(c)	4,256	326,988
Ascendis Pharma A/S (Sponsored ADR)(c)	2,375	396,102
Biohaven Pharmaceutical Holding Co., Ltd.(c)	4,998	428,379
Blueprint Medicines Corp.(c)	5,406	606,283
Coherus Biosciences, Inc.(c)	22,400	389,312
Deciphera Pharmaceuticals, Inc.(c)	6,756	385,565
Iovance Biotherapeutics, Inc.(c)	10,840	502,976
Kodiak Sciences, Inc.(c)	3,307	485,831
Legend Biotech Corp. ADR(c)	6,347	178,732
Madrigal Pharmaceuticals, Inc.(c)	1,464	162,753
PTC Therapeutics, Inc.(c)	7,740	472,372
Regeneron Pharmaceuticals, Inc.(c)	7,403	3,576,463
Sarepta Therapeutics, Inc.(c)	4,810	820,057

Company	Shares	U.S. $ Value

Turning Point Therapeutics, Inc. - Class I(c)	4,176	$508,846
Ultragenyx Pharmaceutical, Inc.(c)	4,693	649,652
Vertex Pharmaceuticals, Inc.(c)	38,944	9,204,025
Vir Biotechnology, Inc.(c)	13,924	372,885

		20,064,190

Health Care Equipment & Supplies – 1.4%
Edwards Lifesciences Corp.(c)	87,344	7,968,393
Insulet Corp.(c)	3,515	898,540
iRhythm Technologies, Inc.(c)	4,320	1,024,747
Medtronic PLC	127,858	14,977,286
Silk Road Medical, Inc.(c)	12,295	774,339

		25,643,305

Health Care Providers & Services – 1.9%
Amedisys, Inc.(c)	4,380	1,284,785
Anthem, Inc.	31,629	10,155,756
Guardant Health, Inc.(c)	9,669	1,246,141
MEDNAX, Inc.(c)	19,240	472,150
Molina Healthcare, Inc.(c)	1,005	213,743
UnitedHealth Group, Inc.(d)	66,003	23,145,932

		36,518,507

Health Care Technology – 0.0%
American Well Corp. - Class A(c)	18,699	473,645

Life Sciences Tools & Services – 0.2%
10X Genomics, Inc.(c)	8,054	1,140,447
Berkeley Lights, Inc.(c)	3,449	308,375
ICON PLC(c)	4,091	797,663
Repligen Corp.(c)	6,351	1,217,042

		3,463,527

Pharmaceuticals – 1.9%
Johnson & Johnson	84,867	13,356,369
Revance Therapeutics, Inc.(c)	14,616	414,217
Roche Holding AG (Sponsored ADR)	317,104	13,901,839
Zoetis, Inc.	53,792	8,902,576

		36,575,001

		122,738,175

Consumer Discretionary – 5.5%
Auto Components – 0.4%
Cooper Tire & Rubber Co.	9,246	374,463
Dana, Inc.	29,542	576,660
Lear Corp.	3,566	567,101
Magna International, Inc. - Class A (United States)	101,397	7,178,907

		8,697,131

Distributors – 0.1%
Pool Corp.	2,830	1,054,175

Company	Shares	U.S. $ Value

Diversified Consumer Services – 0.1%
Chegg, Inc.(c)	12,547	$1,133,371
Hillenbrand, Inc.	11,730	466,854
Houghton Mifflin Harcourt Co.(c)	31,112	103,603
Strategic Education, Inc.	800	76,264

		1,780,092

Hotels, Restaurants & Leisure – 0.1%
Hilton Grand Vacations, Inc.(c)	14,610	458,023
Papa John’s International, Inc.	3,670	311,400
Penn National Gaming, Inc.(c)	8,470	731,554
Planet Fitness, Inc.(c)	10,344	803,005

		2,303,982

Household Durables – 0.2%
KB Home	12,130	406,598
NVR, Inc.(c)	163	665,017
PulteGroup, Inc.	12,750	549,780
Taylor Morrison Home Corp. - Class A(c)	12,813	328,653
Tempur Sealy International, Inc.(c)	28,532	770,364
TopBuild Corp.(c)	3,877	713,678

		3,434,090

Internet & Direct Marketing Retail – 1.3%
Amazon.com, Inc.(c) (d)	7,538	24,550,738
Etsy, Inc.(c)	6,610	1,175,985

		25,726,723

Leisure Products – 0.0%
Brunswick Corp./DE	6,256	476,957

Specialty Retail – 2.2%
AutoZone, Inc.(c)	7,911	9,378,016
Five Below, Inc.(c)	5,638	986,537
Floor & Decor Holdings, Inc. - Class A(c)	12,510	1,161,553
Foot Locker, Inc.	13,906	562,359
Gap, Inc. (The)	20,370	411,270
Home Depot, Inc. (The)(d)	62,038	16,478,534
Lithia Motors, Inc. - Class A	3,045	891,180
National Vision Holdings, Inc.(c)	23,733	1,074,868
TJX Cos., Inc. (The)	142,186	9,709,882
Williams-Sonoma, Inc.	3,395	345,747

		40,999,946

Textiles, Apparel & Luxury Goods – 1.1%
Deckers Outdoor Corp.(c)	20,496	5,877,843
Kontoor Brands, Inc.(c)	11,350	460,356
NIKE, Inc. - Class B	89,146	12,611,485
Ralph Lauren Corp.	5,800	601,692
Skechers U.S.A., Inc. - Class A(c)	9,120	327,773
Steven Madden Ltd.	13,750	485,650
Tapestry, Inc.	12,890	400,621

		20,765,420

		105,238,516

Company	Shares	U.S. $ Value

Communication Services – 5.2%
Diversified Telecommunication Services – 1.3%
Comcast Corp. - Class A	292,558	$15,330,039
Verizon Communications, Inc.(d)	166,430	9,777,763

		25,107,802

Entertainment – 0.6%
Electronic Arts, Inc.	84,374	12,116,106

Interactive Media & Services – 3.3%
Alphabet, Inc. - Class C(c)	20,541	35,985,367
Facebook, Inc. - Class A(c)	93,217	25,463,156

		61,448,523

Media – 0.0%
Criteo SA (Sponsored ADR)(c)	15,866	325,412

		98,997,843

Financials – 4.9%
Banks – 2.4%
Associated Banc-Corp.	18,310	312,186
Bank of America Corp.	504,454	15,290,001
Citigroup, Inc.	126,635	7,808,314
Comerica, Inc.	9,820	548,545
First Citizens BancShares, Inc./NC - Class A	1,210	694,867
PNC Financial Services Group, Inc. (The)	51,589	7,686,761
Sterling Bancorp./DE	32,100	577,158
SVB Financial Group(c)	2,647	1,026,586
Synovus Financial Corp.	18,814	609,009
Texas Capital Bancshares, Inc.(c)	9,445	561,977
Umpqua Holdings Corp.	26,258	397,546
Webster Financial Corp.	13,422	565,737
Wells Fargo & Co.(d)	266,962	8,056,913
Wintrust Financial Corp.	6,180	377,536
Zions Bancorp NA	10,231	444,435

		44,957,571

Capital Markets – 1.5%
Ares Management Corp. - Class A	18,963	892,209
CME Group, Inc. - Class A	38,059	6,928,641
Goldman Sachs Group, Inc. (The)	47,036	12,403,864
LPL Financial Holdings, Inc.	59,171	6,166,802
Moelis & Co.	12,697	593,712
PJT Partners, Inc.	8,942	672,885
Stifel Financial Corp.	10,515	530,587

		28,188,700

Consumer Finance – 0.0%
Fisker, Inc.(c)	22,190	325,084
OneMain Holdings, Inc.	8,377	403,436

		728,520

Company	Shares	U.S. $ Value

Diversified Financial Services – 0.0%
Voya Financial, Inc.	8,500	$499,885

Insurance – 0.9%
American Financial Group, Inc./OH	4,802	420,751
Everest Re Group Ltd.	2,450	573,521
GoHealth, Inc.(c)	35,224	481,160
Goosehead Insurance, Inc. - Class A	4,922	614,069
Hanover Insurance Group, Inc. (The)	4,020	470,018
Inari Medical, Inc.(c)	8,586	749,472
Kinsale Capital Group, Inc.	3,444	689,248
Progressive Corp. (The)	75,513	7,466,725
Reinsurance Group of America, Inc. - Class A	49,855	5,778,194
Selective Insurance Group, Inc.	5,154	345,215

		17,588,373

Thrifts & Mortgage Finance – 0.1%
BankUnited, Inc.	17,380	604,477
Essent Group Ltd.	7,127	307,886

		912,363

		92,875,412

Industrials – 4.7%
Aerospace & Defense – 0.7%
AAR Corp.	12,333	446,701
Axon Enterprise, Inc.(c)	7,962	975,584
L3Harris Technologies, Inc.	44,102	8,336,160
Raytheon Technologies Corp.	36,911	2,639,506

		12,397,951

Air Freight & Logistics – 0.1%
XPO Logistics, Inc.(c)	6,034	719,253

Airlines – 0.3%
Alaska Air Group, Inc.	8,134	422,968
SkyWest, Inc.	11,962	482,188
Southwest Airlines Co.	114,255	5,325,426

		6,230,582

Building Products – 0.1%
Masonite International Corp.(c)	3,887	382,248
Trex Co., Inc.(c)	12,864	1,076,974

		1,459,222

Commercial Services & Supplies – 0.1%
Copart, Inc.(c)	6,050	769,863
Herman Miller, Inc.	14,000	473,200

		1,243,063

Construction & Engineering – 0.5%
AECOM(c)	155,270	7,729,341
Jacobs Engineering Group, Inc.	7,790	848,798

		8,578,139

Company	Shares	U.S. $ Value

Electrical Equipment – 0.6%
AMETEK, Inc.	5,736	$693,712
Array Technologies, Inc.(c)	14,354	619,232
Eaton Corp. PLC	71,138	8,546,519
EnerSys	2,651	220,192
Plug Power, Inc.(c)	31,322	1,062,129
Regal Beloit Corp.	6,436	790,405

		11,932,189

Industrial Conglomerates – 0.5%
Honeywell International, Inc.	46,830	9,960,741

Machinery – 0.2%
Crane Co.	2,310	179,395
IDEX Corp.	3,418	680,865
Ingersoll Rand, Inc.(c)	18,200	829,192
Kennametal, Inc.	16,316	591,292
Middleby Corp. (The)(c)	1,650	212,718
Nordson Corp.	4,640	932,408
Oshkosh Corp.	8,070	694,585
Welbilt, Inc.(c)	8,622	113,810

		4,234,265

Professional Services – 0.0%
Robert Half International, Inc.	9,176	573,316

Road & Rail – 1.1%
CSX Corp.	96,651	8,771,078
Kansas City Southern	4,080	832,850
Knight-Swift Transportation Holdings, Inc.	141,023	5,897,582
Norfolk Southern Corp.	23,821	5,660,108

		21,161,618

Trading Companies & Distributors – 0.5%
GATX Corp.	6,820	567,288
MRC Global, Inc.(c)	47,709	316,311
SiteOne Landscape Supply, Inc.(c)	6,450	1,023,163
United Rentals, Inc.(c)	33,637	7,800,756

		9,707,518

		88,197,857

Consumer Staples – 2.0%
Beverages – 0.0%
Primo Water Corp.	18,251	286,176

Food & Staples Retailing – 1.0%
Casey’s General Stores, Inc.	3,510	626,956
Costco Wholesale Corp.	9,923	3,738,788
Grocery Outlet Holding Corp.(c)	16,746	657,280
US Foods Holding Corp.(c)	10,641	354,452
Walmart, Inc.(d)	91,208	13,147,633

		18,525,109

Company	Shares	U.S. $ Value

Food Products – 0.1%
Freshpet, Inc.(c)	7,055	$1,001,740
Hain Celestial Group, Inc. (The)(c)	14,527	583,259
Nomad Foods Ltd.(c)	15,424	392,078

		1,977,077

Household Products – 0.9%
Procter & Gamble Co. (The)(d)	128,124	17,827,173

		38,615,535

Real Estate – 1.4%
Equity Real Estate Investment Trusts (REITs) – 1.4%
American Campus Communities, Inc.	125,256	5,357,199
Americold Realty Trust	117,599	4,389,971
Camden Property Trust	5,218	521,383
Cousins Properties, Inc.	11,747	393,524
CubeSmart	14,991	503,847
MGM Growth Properties LLC - Class A	16,280	509,564
Mid-America Apartment Communities, Inc.	65,878	8,346,084
Physicians Realty Trust	25,976	462,373
Prologis, Inc.	38,771	3,863,918
RLJ Lodging Trust	26,117	369,555
Safehold, Inc.	6,690	484,958
STAG Industrial, Inc.	15,030	470,740

		25,673,116

Utilities – 1.1%
Electric Utilities – 1.1%
American Electric Power Co., Inc.	103,831	8,646,007
IDACORP, Inc.	4,751	456,239
NextEra Energy, Inc.	139,709	10,778,549
PNM Resources, Inc.	2,075	100,700

		19,981,495

Gas Utilities – 0.0%
Southwest Gas Holdings, Inc.	6,000	364,500

		20,345,995

Materials – 0.8%
Chemicals – 0.6%
FMC Corp.	6,820	783,823
GCP Applied Technologies, Inc.(c)	10,259	242,625
Innospec, Inc.	2,567	232,904
LyondellBasell Industries NV - Class A	63,477	5,818,302
Orion Engineered Carbons SA	25,825	442,641
Trinseo SA	10,895	557,933
Westlake Chemical Corp.	65,557	5,349,451

		13,427,679

Containers & Packaging – 0.1%
Graphic Packaging Holding Co.	31,373	531,459
Sealed Air Corp.	11,188	512,298

		1,043,757

Company	Shares	U.S. $ Value

Metals & Mining – 0.1%
Carpenter Technology Corp.	11,311	$329,376
Reliance Steel & Aluminum Co.	5,333	638,627

		968,003

		15,439,439

Energy – 0.6%
Energy Equipment & Services – 0.0%
Dril-Quip, Inc.(c)	11,471	339,771

Oil, Gas & Consumable Fuels – 0.6%
Chevron Corp.	61,093	5,159,304
Cimarex Energy Co.	8,797	329,975
EOG Resources, Inc.	95,456	4,760,391
HollyFrontier Corp.	21,665	560,040

		10,809,710

		11,149,481

Total Common Stocks (cost $522,454,964)		852,304,058

SHORT-TERM INVESTMENTS – 8.7%
Investment Companies – 8.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(a) (b) (e) (cost $161,015,091)	161,015,091	161,015,091

	Principal Amount (000)

U.S. Treasury Bills – 0.2%

U.S. Treasury Bill Zero Coupon, 03/18/2021 (cost $3,999,299)	$4,000	3,999,351

Total Short-Term Investments (cost $165,014,390)		165,014,442

Total Investments – 99.4% (cost $1,443,426,176)(f)		1,883,712,891
Other assets less liabilities – 0.6%		10,735,575

Net Assets – 100.0%		$1,894,448,466

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond (OSE) Futures	100	March 2021	$147,130,890	$(111,990)
Australian 10 Yr Bond Futures	1,046	March 2021	118,728,352	234,191
Canadian 10 Yr Bond Futures	398	March 2021	46,619,373	196,732
Euro Buxl 30 Yr Bond Futures	63	March 2021	17,335,361	83,925

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Euro-BOBL Futures	189	March 2021	$31,211,962	$22,215
Euro-Bund Futures	77	March 2021	16,710,072	48,823
Long Gilt Futures	123	March 2021	22,798,180	234,580
MSCI Singapore IX ETS Futures	1,007	January 2021	24,634,012	(149,418)
Russell 2000 E-Mini Futures	46	March 2021	4,542,040	168,064
S&P 500 E-Mini Futures	1,132	March 2021	212,182,080	4,536,547
S&P/TSX 60 Index Futures	359	March 2021	58,036,782	(613,748)
TOPIX Index Futures	404	March 2021	70,603,651	568,008
U.S. T-Note 2 Yr (CBT) Futures	1,412	March 2021	312,018,906	329,259
U.S. T-Note 10 Yr (CBT) Futures	3,442	March 2021	475,264,906	610,379
U.S. Ultra Bond (CBT) Futures	552	March 2021	117,886,500	(2,291,654)
Sold Contracts
Euro STOXX 50 Index Futures	302	March 2021	13,097,310	(18,235)
FTSE 100 Index Futures	209	March 2021	18,348,852	279,157
Hang Seng Index Futures	208	January 2021	36,514,599	(1,139,011)
MSCI Emerging Markets Futures	969	March 2021	62,413,290	(1,993,164)
OMXS 30 Index Futures	937	January 2021	21,390,445	131,182
S&P Mid 400 E-Mini Futures	27	March 2021	6,219,450	(182,697)
SPI 200 Futures	121	March 2021	15,245,093	88,378

				$1,031,523

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	9,578	USD	7,243	01/12/2021	$(141,636)
BNP Paribas SA	SEK	155,666	USD	18,374	01/15/2021	(548,589)
BNP Paribas SA	GBP	19,836	USD	26,525	01/21/2021	(604,403)
BNP Paribas SA	USD	52,518	GBP	38,953	01/21/2021	757,650
BNP Paribas SA	EUR	84,621	USD	103,443	03/17/2021	(102,069)
BNP Paribas SA	USD	48,705	EUR	39,892	03/17/2021	108,131
Citibank, NA	SEK	422,940	USD	49,990	01/15/2021	(1,423,147)
Citibank, NA	CHF	25,408	USD	27,955	01/29/2021	(765,874)
Citibank, NA	USD	42,299	CAD	54,107	02/18/2021	213,705
Credit Suisse International	USD	4,998	SEK	43,631	01/15/2021	305,622
Deutsche Bank AG	USD	24,914	JPY	2,594,949	02/26/2021	232,803
HSBC Bank USA	USD	73,004	SEK	645,832	01/15/2021	5,503,778
JPMorgan Chase Bank, NA	USD	11,553	AUD	15,589	01/12/2021	466,376
JPMorgan Chase Bank, NA	SEK	443,728	USD	51,133	01/15/2021	(2,806,702)
JPMorgan Chase Bank, NA	USD	12,217	NOK	110,514	01/15/2021	672,151
JPMorgan Chase Bank, NA	USD	32,061	SEK	274,907	01/15/2021	1,356,467
JPMorgan Chase Bank, NA	JPY	2,384,074	USD	23,035	02/26/2021	(67,531)
Morgan Stanley & Co., Inc.	USD	22,391	SEK	193,461	01/15/2021	1,126,195
Morgan Stanley & Co., Inc.	USD	9,977	GBP	7,425	01/21/2021	177,808
Morgan Stanley & Co., Inc.	USD	6,056	JPY	627,222	02/26/2021	22,227
State Street Bank & Trust Co.	AUD	20,865	USD	15,385	01/12/2021	(702,073)
State Street Bank & Trust Co.	NOK	15,785	USD	1,711	01/15/2021	(130,309)
State Street Bank & Trust Co.	SEK	46,874	USD	5,500	01/15/2021	(197,931)
State Street Bank & Trust Co.	GBP	24,313	USD	32,390	01/21/2021	(862,639)
State Street Bank & Trust Co.	CHF	15,671	USD	17,297	01/29/2021	(417,791)
State Street Bank & Trust Co.	USD	2,891	CHF	2,626	01/29/2021	77,422
State Street Bank & Trust Co.	JPY	1,818,886	USD	17,464	02/26/2021	(162,017)
State Street Bank & Trust Co.	USD	5,962	NZD	8,366	03/05/2021	59,728
UBS AG	AUD	19,837	USD	14,155	01/12/2021	(1,139,676)

						$1,007,676

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $480,872,424 and gross unrealized depreciation of investments was $(38,546,510), resulting in net unrealized appreciation of $442,325,914.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$866,394,391	$—	$—	$866,394,391
Common Stocks(a)	852,304,058	—	—	852,304,058
Short-Term Investments:
Investment Companies	161,015,091	—	—	161,015,091
U.S. Treasury Bills	—	3,999,351	—	3,999,351

Total Investments in Securities	1,879,713,540	3,999,351	—	1,883,712,891
Other Financial Instruments(b):
Assets:
Futures	7,400,258	131,182	—	7,531,440
Forward Currency Exchange Contracts	—	11,080,063	—	11,080,063
Liabilities:
Futures	(5,211,488)	(1,288,429)	—	(6,499,917)
Forward Currency Exchange Contracts	—	(10,072,387)	—	(10,072,387)

Total	$1,881,902,310	$3,849,780	$—	$1,885,752,090

(a)	See the Schedule of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2020 is as follows:

							Distributions

Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 12/31/2020 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$125,304	$4,754	$0	$0	$12,127	$142,185	$4,754	$0
Bernstein Fund, Inc. - International Small Cap Portfolio	90,463	1,183	0	0	13,685	105,331	1,183	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	309,359	4,394	0	0	223,454	537,207	4,394	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	24,953	160	0	0	6,519	31,632	160	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	41,032	947	0	0	8,061	50,040	947	0
Sanford C. Bernstein Fund, Inc. - International Portfolio	176,692	1,116	0	0	(177,808)	0	1,116	0
Government Money Market Portfolio	92,201	228,005	159,191	0	0	161,015	986	0
Total	$860,004	$240,559	$159,191	$0	$86,038	$1,027,410	$13,540	$0